Employee Benefits - Summary of Assumptions Used Defined Benefit Provident Fund Plan (Detail)	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.40%	1.10%
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	5.00%